RELATED PARTY TRANSACTIONS - Significant Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2021	Jan. 31, 2018
Related Party Transaction [Line Items]
Equity investment percentage		20.00%
Chuanbang | Service fee payable | Minimum
Related Party Transaction [Line Items]
Cash collection service fees percentage	2.00%
Chuanbang | Service fee payable | Maximum
Related Party Transaction [Line Items]
Cash collection service fees percentage	20.00%